Warrant Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Warrant Liabilities [Abstract]
Schedule of Warrant Liabilities

Movement of the balance of warrant liabilities are as follows:

Six months ended June 30, 2026

	Public Warrants	Sponsor Warrants	Total
	US$	US$	US$

At January 1, 2026	852,821	277,347	1,130,168
Changes in fair value	39,666	12,900	52,566

At June 30, 2026	892,487	290,247	1,182,734

Six months ended June 30, 2025

	Public Warrants	Sponsor Warrants	Total
	US$	US$	US$

At January 1, 2025	1,051,151	341,846	1,392,997
Changes in fair value	(118,999)	(38,699)	(157,698)

At June 30, 2025	932,152	303,147	1,235,299

Movements of the balance of warrant liabilities during the years ended December 31, 2025 and 2024 are as follows:

	Public	Sponsor
	Warrants	Warrants	Total
	US$	US$	US$
At January 1, 2024	1,388,313	451,495	1,839,808
Change in fair value	(337,162)	(109,649)	(446,811)
At December 31, 2024 and January 1, 2025	1,051,151	341,846	1,392,997
Change in fair value	(198,330)	(64,499)	(262,829)
At December 31, 2025	852,821	277,347	1,130,168